Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

14 Inventories

in EUR k	Dec 31, 2018	Dec 31, 2019
Raw materials, consumables and supplies	1,323	1,644
Finished goods and merchandise	23	165
Inventories	1,346	1,809

In the year ended December 31, 2019, raw materials, consumables and changes in inventories of finished goods and work in process recorded as expenses under “cost of sales” came to EUR 11,285k (2018: EUR 9,473k; 2017: EUR 6,588k).